Schedule of Investments
(unaudited)
June 30, 2025
iShares
®
Nasdaq-100 ex Top 30 ETF
1
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 1.5%
Axon Enterprise, Inc.
(a)
................. 287 $ 237,619
Beverages — 3.5%
Coca-Cola Europacific Partners plc ......... 1,692 156,882
Keurig Dr Pepper, Inc. ................. 5,005 165,466
Monster Beverage Corp.
(a)
............... 3,594 225,128
547,476
Biotechnology — 4.4%
Biogen, Inc.
(a) (b)
...................... 540 67,819
Regeneron Pharmaceuticals, Inc. .......... 391 205,275
Vertex Pharmaceuticals, Inc.
(a)
............ 946 421,159
694,253
Broadline Retail — 1.6%
PDD Holdings, Inc. , ADR
(a)
.............. 2,462 257,673
Commercial Services & Supplies — 3.2%
Cintas Corp. ........................ 1,488 331,631
Copart, Inc.
(a)
....................... 3,560 174,689
506,320
Electric Utilities — 5.6%
American Electric Power Co., Inc. .......... 1,969 204,303
Constellation Energy Corp. .............. 1,155 372,788
Exelon Corp. ........................ 3,720 161,522
Xcel Energy, Inc. ..................... 2,125 144,713
883,326
Electronic Equipment, Instruments & Components — 0.5%
CDW Corp. ......................... 485 86,616
Energy Equipment & Services — 0.9%
Baker Hughes Co. , Class A .............. 3,651 139,979
Entertainment — 2.6%
Electronic Arts, Inc. ................... 924 147,563
Take-Two Interactive Software, Inc.
(a)
........ 671 162,952
Warner Bros Discovery, Inc.
(a)
............ 9,117 104,481
414,996
Financial Services — 1.7%
PayPal Holdings, Inc.
(a)
................. 3,584 266,363
Food Products — 2.7%
Kraft Heinz Co. (The) .................. 4,361 112,601
Mondelez International, Inc. , Class A ........ 4,771 321,756
434,357
Ground Transportation — 2.2%
CSX Corp. ......................... 6,923 225,897
Old Dominion Freight Line, Inc. ........... 779 126,432
352,329
Health Care Equipment & Supplies — 2.6%
Dexcom, Inc.
(a)
...................... 1,445 126,134
GE HealthCare Technologies, Inc. ......... 1,687 124,956
IDEXX Laboratories, Inc.
(a)
............... 296 158,757
409,847
Hotels, Restaurants & Leisure — 7.8%
Airbnb, Inc. , Class A
(a)
.................. 1,590 210,421
DoorDash, Inc. , Class A
(a)
............... 1,469 362,123
Marriott International, Inc. , Class A ......... 1,009 275,669
Starbucks Corp. ...................... 4,188 383,746
1,231,959
Security
Shares
Shares Value
IT Services — 0.9%
Cognizant Technology Solutions Corp. , Class A . 1,817 $ 141,781
Machinery — 1.2%
PACCAR, Inc. ....................... 1,935 183,941
Media — 2.1%
(a)
Charter Communications, Inc. , Class A
(b)
..... 517 211,355
Trade Desk, Inc. (The) , Class A ........... 1,651 118,855
330,210
Oil, Gas & Consumable Fuels — 0.9%
Diamondback Energy, Inc. ............... 1,077 147,980
Pharmaceuticals — 1.0%
AstraZeneca plc , ADR ................. 2,196 153,456
Professional Services — 2.2%
Paychex, Inc. ....................... 1,327 193,025
Verisk Analytics, Inc. ................... 515 160,423
353,448
Real Estate Management & Development — 0.8%
CoStar Group, Inc.
(a)
................... 1,555 125,022
Semiconductors & Semiconductor Equipment — 24.1%
Analog Devices, Inc. ................... 1,829 435,339
Applied Materials, Inc. ................. 2,957 541,338
ARM Holdings plc , ADR
(a)
............... 493 79,738
ASML Holding NV (Registered), NYRS , ADR .. 322 258,048
GLOBALFOUNDRIES, Inc.
(a)
............. 2,038 77,852
Intel Corp. ......................... 16,074 360,058
KLA Corp. .......................... 487 436,225
Lam Research Corp. .................. 4,714 458,861
Marvell Technology, Inc. ................ 3,177 245,900
Microchip Technology, Inc. ............... 1,988 139,895
Micron Technology, Inc. ................. 4,118 507,543
NXP Semiconductors NV ............... 931 203,414
ON Semiconductor Corp.
(a)
.............. 1,540 80,711
3,824,922
Software — 21.3%
ANSYS, Inc.
(a)
....................... 324 113,795
AppLovin Corp. , Class A
(a)
............... 1,134 396,991
Atlassian Corp. , Class A
(a)
............... 609 123,682
Autodesk, Inc.
(a)
...................... 789 244,251
Cadence Design Systems, Inc.
(a)
.......... 1,006 309,999
Crowdstrike Holdings, Inc. , Class A
(a)
........ 918 467,547
Datadog, Inc. , Class A
(a)
................ 1,177 158,106
Fortinet, Inc.
(a)
....................... 2,821 298,236
MicroStrategy, Inc. , Class A
(a)
............. 935 377,955
Roper Technologies, Inc. ................ 396 224,469
Synopsys, Inc.
(a)
..................... 572 293,253
Workday, Inc. , Class A
(a)
................ 796 191,040
Zscaler, Inc.
(a)
....................... 574 180,201
3,379,525
Specialty Retail — 2.8%
O'Reilly Automotive, Inc.
(a)
............... 3,150 283,909
Ross Stores, Inc. ..................... 1,212 154,627
438,536
Textiles, Apparel & Luxury Goods — 0.6%
Lululemon Athletica, Inc.
(a)
............... 424 100,734

Schedule of Investments
(unaudited) (continued)
June 30, 2025
iShares
®
Nasdaq-100 ex Top 30 ETF
2
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Security
Shares
Shares Value
Trading Companies & Distributors — 1.1%
Fastenal Co. ........................ 4,228 $ 177,576
Total Long-Term Investments — 99 .8%
(Cost: $ 14,731,203 ) ............................... 15,820,244
Short-Term Securities
Money Market Funds — 1.9%
(c)(d)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.47%
(e)
................... 268,026 268,133
BlackRock Cash Funds: Treasury, SL Agency
Shares , 4.30% .................... 36,805 36,805
Total Short-Term Securities — 1 .9%
(Cost: $ 304,932 ) ................................. 304,938
Total Investments — 101 .7%
(Cost: $ 15,036,135 ) ............................... 16,125,182
Liabilities in Excess of Other Assets — (1.7) % ............. (264,065)
Net Assets — 100.0% ...............................
$ 15,861,117
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
03/31/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/25
Shares
Held at
06/30/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 1,350,707 $ — $ (1,082,443)
(a)
$ (149) $ 18 $ 268,133 268,026 $ 237
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 35,689 1,116
(a)
— — — 36,805 36,805 350 —
$ (149) $ 18 $ 304,938 $ 587 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
June 30, 2025
iShares
®
Nasdaq-100 ex Top 30 ETF
3
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 15,820,244 $ — $ — $ 15,820,244
Short-Term Securities
Money Market Funds ...................................... 304,938 — — 304,938
$ 16,125,182 $ — $ — $ 16,125,182
Portfolio Abbreviation
ADR American Depositary Receipts
NYRS New York Registered Shares